Fair Value Measurements (Details) - Schedule of warrant liability - Warrant Liability [Member] - $ / shares			3 Months Ended	12 Months Ended
	Mar. 15, 2021	Jan. 13, 2021	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term (years)	5 years 11 months 26 days	1 year 1 month 9 days	5 years 1 month 2 days	5 years 3 months 18 days
Expected volatility	24.30%	12.50%	10.40%	19.50%
Risk-free interest rate	1.06%	0.12%	2.42%	1.29%
Stock price (in Dollars per share)	$ 9.36	$ 9.37	$ 9.77	$ 9.58
Dividend yield	0.00%	0.00%	0.00%	0.00%
Exercise price (in Dollars per share)	$ 11.5		$ 11.5	$ 11.5